UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

1634 Pebble Chase Dr. Katy, TX                 77450
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 1634 Pebble Chase Dr. Katy, TX 77450
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 281-398-0922

Date of fiscal year end: 12/31/10

Date of reporting period: 06/30/10

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Proxy Voting Record.



ISSUER                          TICKER CUSIP    MTG DATE  MATTER VOTED ON                        PROPOSED BY VOTED VOTE    FOR MGMT
------------------------------- ------ -------- --------- -------------------------------------- ----------- ----- ------- --------
Dell                            DELL   24702R101 07/17/09 Election of Directors                  Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/17/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Dell                            DELL   24702R101 07/17/09 Reimbursement of Proxy Expenses        Shareholder Yes   Against Yes
Dell                            DELL   24702R101 07/17/09 Adopt Simple Majority Vote             Shareholder Yes   For     No

Legg Mason                      LM     524901105 07/28/09 Election of Directors                  Issuer      Yes   For     Yes
Legg Mason                      LM     524901105 07/28/09 Ammend Incentive Plan                  Issuer      Yes   For     Yes
Legg Mason                      LM     524901105 07/28/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Legg Mason                      LM     524901105 07/28/09 Executive Incentive Compensation Plan  Shareholder Yes   Against Yes
Legg Mason                      LM     524901105 07/28/09 Majority VOting                        Shareholder Yes   For     No

Electro Scientific Industries   ESIO   285229100 08/13/09 Election of Directors                  Issuer      Yes   For     Yes
Electro Scientific Industries   ESIO   285229100 08/13/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Electro Scientific Industries   ESIO   285229100 08/13/09 Ammend Emloyee Stock Purchase Plan     Issuer      Yes   For     Yes

News Corporation                NWSA   65248E203 10/16/09 Election of Directors                  Issuer      Yes   For     Yes
News Corporation                NWSA   65248E203 10/16/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Shaw Group                      SHAW   820280105 01/26/10 Election of Directors                  Issuer      Yes   For     Yes
Shaw Group                      SHAW   820280105 01/26/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Nokia Corporation               NOK    654902204 05/06/10 Election of Directors                  Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Adoption of Annual Accounts            Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Use of Profit and Dividend Payment     Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Discharge of Board from Liabilities    Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Board Remuneration                     Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Number of Member of Board of Directors Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Auditor Remuneration                   Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Election of Auditor                    Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Ammend Articles of Association         Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Repurchase of Shares                   Issuer      Yes   For     Yes
Nokia Corporation               NOK    654902204 05/06/10 Issuance of Shares                     Issuer      Yes   For     Yes

Citigroup                       C      172967101 04/20/10 Election of Directors                  Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Ammend Stock Incentive Plan            Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Approve TARP Repayment                 Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Executive Compensation                 Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Tax Benefit Preservation Plan          Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Reverse Stock Split Extension          Issuer      Yes   For     Yes
Citigroup                       C      172967101 04/20/10 Political Non-partisanship             Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/20/10 Political Contributions                Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/20/10 OTC Derivative Trades                  Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/20/10 Special Stockholder Meetings           Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/20/10 Executive Share Retention              Shareholder Yes   Against Yes
Citigroup                       C      172967101 04/20/10 Contested Election of Directors        Shareholder Yes   Against Yes

Bank of America                 BAC    060505104 04/28/10 Election of Directors                  Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/28/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/28/10 Increase Authorized Shares             Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/28/10 Executive Compensation                 Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/28/10 Ammend Stock Incentive Plan            Issuer      Yes   For     Yes
Bank of America                 BAC    060505104 04/28/10 Disclosure of Government Employment    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/28/10 Non-deductible Pay                     Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/28/10 Special Stockholder Meetings           Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/28/10 Vote on Executive Compensation         Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/28/10 Succession Planning                    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/28/10 Derivatives Trading                    Shareholder Yes   Against Yes
Bank of America                 BAC    060505104 04/28/10 Recoup Incentive Compensation          Shareholder Yes   Against Yes

General Electric                GE     369604103 04/28/09 Election of Directors                  Issuer      Yes   For     Yes
General Electric                GE     369604103 04/28/09 Ratification of Independent Auditors   Issuer      Yes   For     Yes
General Electric                GE     369604103 04/28/09 Cumulative Voting for Directors        Shareholder Yes   Against Yes
General Electric                GE     369604103 04/28/09 Special Stockholder Meetings           Shareholder Yes   Against Yes
General Electric                GE     369604103 04/28/09 Independent Board Chairman             Shareholder Yes   Against Yes
General Electric                GE     369604103 04/28/09 Pay Disparity                          Shareholder Yes   Against Yes
General Electric                GE     369604103 04/28/09 Key Board Committees                   Shareholder Yes   Against Yes
General Electric                GE     369604103 04/28/09 Vote on Executive Compensation         Shareholder Yes   Against Yes

Sears Holdings Corporation      SHLD   812350106 05/04/10 Election of Directors                  Issuer      Yes   For     Yes
Sears Holdings Corporation      SHLD   812350106 05/04/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes

USG Corporation                 USG    902293405 05/12/10 Election of Directors                  Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/12/10 Management Incentive Plan              Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/12/10 Long-Term Incentive Plan               Issuer      Yes   For     Yes
USG Corporation                 USG    902293405 05/12/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes

PulteGroup                      PHM    745867101 05/12/10 Election of Directors                  Issuer      Yes   For     Yes
PulteGroup                      PHM    745867101 05/12/10 Annual Election of Directors           Issuer      Yes   For     Yes
PulteGroup                      PHM    745867101 05/12/10 Rights Agreement                       Issuer      Yes   Against No
PulteGroup                      PHM    745867101 05/12/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
PulteGroup                      PHM    745867101 05/12/10 Majority Vote                          Shareholder Yes   For     No
PulteGroup                      PHM    745867101 05/12/10 Independent Board Chairman             Shareholder Yes   Against Yes
PulteGroup                      PHM    745867101 05/12/10 Performance Based Options              Shareholder Yes   Against Yes
PulteGroup                      PHM    745867101 05/12/10 Vote on Executive Compensation         Shareholder Yes   Against Yes
PulteGroup                      PHM    745867101 05/12/10 Retention of Equity Compensation       Shareholder Yes   Against Yes
PulteGroup                      PHM    745867101 05/12/10 Election Expense Reimbursement         Shareholder Yes   Against Yes

Helix Energy Solutions Group    HLX    42330P107 05/12/10 Election of Directors                  Issuer      Yes   For     Yes
Helix Energy Solutions Group    HLX    42330P107 05/12/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes

Regions Financial Corporation   RF     7591EP100 05/12/10 Election of Directors                  Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/12/10 Executive Compensation                 Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/12/10 Long-Term Incentive Plan               Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/12/10 Increase Authorized Shares             Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/12/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Regions Financial Corporation   RF     7591EP100 05/12/10 Tax Gross-ups                          Shareholder Yes   Against Yes
Regions Financial Corporation   RF     7591EP100 05/12/10 Political Contributions                Shareholder Yes   Against Yes

Level 3 Communications          LVLT   52729N100 05/20/10 Election of Directors                  Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/10 Approval for reverse stock split       Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/10 Increase Authorized Shares             Issuer      Yes   For     Yes
Level 3 Communications          LVLT   52729N100 05/20/10 Ammend Stock Plan                      Issuer      Yes   For     Yes

Wendy's/Arby's Group            WEN    950587105 05/27/10 Election of Directors                  Issuer      Yes   For     Yes
Wendy's/Arby's Group            WEN    950587105 05/27/10 Omnibus Award Plan                     Issuer      Yes   For     Yes
Wendy's/Arby's Group            WEN    950587105 05/27/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes
Wendy's/Arby's Group            WEN    950587105 05/27/10 Poultry Slaughter                      Issuer      Yes   Against Yes

Forest City Enterprises         FCE-A  345550107 06/16/10 Election of Directors                  Issuer      Yes   For     Yes
Forest City Enterprises         FCE-A  345550107 06/16/10 Increase Authorized Shares             Issuer      Yes   Against No
Forest City Enterprises         FCE-A  345550107 06/16/10 Increase Authorized Preferred Shares   Issuer      Yes   Against No
Forest City Enterprises         FCE-A  345550107 06/16/10 Ammend Stock Plan                      Issuer      Yes   For     Yes
Forest City Enterprises         FCE-A  345550107 06/16/10 Ratification of Independent Auditors   Issuer      Yes   For     Yes


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/18/10